united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number: 811-23957

OneAscent Capital Opportunities Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Gary Grasso

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 587-3400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

OneAscent Capital Opportunities Fund (OACOX)

Semi-Annual Financial Statements

September 30, 2025

OneAscent Capital, LLC

23 Inverness Center Parkway

Birmingham, Alabama 35242

Telephone: 1-800-222-8274

Investment Results (Unaudited)

Total Returns* as of September 30, 2025

Since Inception (12/27/2024)
OneAscent Capital Opportunities Fund	1.95%
MSCI ACWI Index Net(a)	17.02%
Bloomberg U.S. Aggregate Bond Index(b)	6.47%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the OneAscent Capital Opportunities Fund (the “Fund”) prospectus dated July 29, 2025 were 3.79% (3.49% after fee waivers) of average daily net assets. The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, until at least June 30, 2027 to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”), and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days written notice to the Adviser. Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. Additional information pertaining to the Fund’s expense ratio as of September 30, 2025 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 632-5139.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The MSCI ACWI (“ACWI”) captures large and mid-cap representation across the 23 developed markets countries and 24 emerging markets countries. The performance of the ACWI is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expenses. Individuals cannot invest directly in the ACWI; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The Bloomberg U.S. Aggregate Bond Index (the “Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 632-5139. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

OneAscent Capital Opportunities Fund Holdings as of September 30, 2025.*

*	As a percentage of net assets.

The Fund’s investment objective is to achieve a blended return of income and capital appreciation, with special consideration given to investments that it believes will make an impact according to its values driven investment philosophy.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov or on the Fund’s website at http://capital.oneascent.com/oacox.

OneAscent Capital Opportunities Fund

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
PRIVATE INVESTMENTS — 44.57%
DIRECT INVESTMENT — 22.97%
Financial Services — 4.10%
Data Dasher, Inc.(a)(b)(c)(d)	—	$1,000,000

Consumer Discretionary — 4.10%
For Days, Inc.(a)(b)	14,409,221	1,000,000

Technology — 10.67%
Immerse, Inc.(a)(b)(c)(d)	—	1,000,000
Red Sea Science & Technology, Inc.(a)(b)	33,840,847	1,000,000
Shyld AI, Inc.(a)(b)(c)(d)	—	600,000
Total Technology		2,600,000

Communication Services — 4.10%
Tango Tango, Inc.(a)(b)	200,000	1,000,000

TOTAL DIRECT INVESTMENT		5,600,000

PRIVATE INVESTMENT FUNDS — 13.39%
Conductor Capital LP(b)(c)(e)	—	250,412
Highmount Opportunity Fund I, LP(b)(c)(e)	—	161,502
Sovereign Capital Clear, LP(b)(c)(e)	—	1,000,000
SunCap Growth Fund II(b)(c)(e)	—	800,018
Talanton Momentum Fund(b)(c)(e)	—	52,347
The Passport Fund I, LLC(b)(c)(e)	—	1,000,000
TOTAL PRIVATE INVESTMENT FUNDS		3,264,279

PRIVATE INVESTMENT LOANS — 8.21%
Lotus Scrubs, Inc., 19.00%, 6/18/2028 (SOFR + 1550bps)(a)(b)(f)	1,000,000	1,000,000
Subsentio, Inc., 9.50%, 5/1/2033(a)(b)	1,000,000	1,000,000
TOTAL PRIVATE INVESTMENT LOANS		2,000,000

TOTAL PRIVATE INVESTMENTS (Cost $10,879,078)		10,864,279

EXCHANGE-TRADED FUNDS — 18.14%
Alerian MLP ETF	8,100	380,133
FT Energy Income Partners Enhanced Income ETF	40,000	792,800
Global X Russell 2000 Covered Call ETF	45,000	677,250
Harbor Commodity All-Weather Strategy ETF	21,425	552,765
iShares Cohen & Steers REIT ETF	7,000	431,340
SPDR® Blackstone High Income ETF	34,000	974,100
VanEck CLO ETF	7,500	398,250
VanEck Mortgage REIT Income ETF	20,000	215,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,385,948)		4,422,038

CLOSED-END FUNDS — 10.37%
TENDER OFFER FUNDS — 8.54%
Hamilton Lane Private Secondary Fund(e)	69,331	1,028,349
Hamilton Lane Venture Capital and Growth Fund(e)	76,958	1,053,633
TOTAL TENDER OFFER FUNDS		2,081,982

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

	Shares	Fair Value
CLOSED-END FUNDS — 10.37% - continued
INTERVAL FUNDS — 1.83%
Cliffwater Corporate Lending Fund	41,320	$445,013
TOTAL INTERVAL FUNDS		445,013

TOTAL CLOSED-END FUNDS (Cost $2,444,580)		2,526,995

OPEN-END FUNDS — 9.62%
Abbey Capital Futures Strategic Fund, Class I	36,949	401,639
AQR Managed Futures Strategy Fund, Class I	45,875	435,351
Camelot Event Driven Fund, Institutional Class	23,667	528,007
Carlyle Tactical Private Credit, Class I	8,035	67,252
Steward Equity Market Neutral Fund, Institutional Class	33,949	913,580
TOTAL OPEN-END FUNDS (Cost $2,273,342)		2,345,829

MONEY MARKET FUNDS — 16.65%
First American Government Obligations Fund, Class X, 4.05%(g)	4,058,181	4,058,181
TOTAL MONEY MARKET FUNDS (Cost $4,058,181)		4,058,181

Total Investments (Cost $24,041,129) — 99.35%		24,217,322
Other Assets in Excess of Liabilities — 0.65%		158,191
NET ASSETS — 100.00%		$24,375,513

(a)	Level 3 securities fair valued using significant unobservable inputs.
(b)	Restricted investment as to resale.
(c)	Investment does not issue shares.
(d)	Simple agreement for future equity (SAFE).
(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(g)	Rate disclosed is the seven day effective yield as of September 30, 2025.

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Statement of Assets and Liabilities

September 30, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $24,041,129)	$24,217,322
Receivable for fund shares sold	69,280
Dividend and interest receivable	74,841
Deferred offering costs	23,295
Prepaid expenses	67,226
Total Assets	24,451,964

Liabilities
Payable to Adviser	5,089
Payable to affiliates	26,273
Payable for audit and tax	30,539
Other accrued expenses	14,550
Total Liabilities	76,451
Net Assets	$24,375,513

Net Assets consist of:
Paid-in capital	$24,196,276
Accumulated earnings	179,237
Net Assets	$24,375,513
Shares outstanding (unlimited number of shares authorized, no par value)	2,398,642
Net asset value per share	$10.16

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Investment Income
Dividend income	$167,203
Interest income	185,610
Total investment income	352,813

Expenses
Adviser	122,992
Administration	76,685
Legal	68,316
Offering	42,605
Transfer agent	20,005
Trustee	17,993
Compliance services	12,822
Audit and tax	12,622
Fund accounting	12,029
Insurance	11,380
Report printing	9,315
Shareholder service fees	8,109
Registration	4,480
Custodian	3,274
Pricing	480
Miscellaneous	13,566
Total expenses	436,673
Fees waived and expenses reimbursed by Adviser	(183,221)
Net operating expenses	253,452
Net investment income	99,361

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment transactions	(91,204)
Change in unrealized appreciation on:
Investment securities	183,377
Net realized and change in unrealized gain (loss) on investment securities	92,173
Net increase in net assets resulting from operations	$191,534

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025	For the Period Ended March 31, 2025(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$99,361	$(556)
Net realized loss on investment securities	(91,204)	—
Change in unrealized appreciation (depreciation) on investment securities	183,377	(7,184)
Net increase (decrease) in net assets resulting from operations	191,534	(7,740)

Distributions to Shareholders From:
Earnings	(65,122)	—
Total distributions	(65,122)	—

Capital Transactions
Proceeds from shares sold	19,862,487	4,359,211
Reinvestment of distributions	16,592	—
Amount paid for shares redeemed	(81,449)	—
Net increase in net assets resulting from capital transactions	19,797,630	4,359,211
Total Increase in Net Assets	19,924,042	4,351,471

Net Assets
Beginning of period	$4,451,471	$100,000
End of period	$24,375,513	$4,451,471

Share Transactions
Beginning of period	435,804	10,000
Shares sold	1,969,285	425,804
Shares issued in reinvestment of distributions	1,633	—
Shares redeemed	(8,080)	—
Net increase in shares outstanding	1,962,838	425,804
End of period	2,398,642	435,804

(a)	For the period December 27, 2024 (commencement of operations) to March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Statement of Cash Flows

For the six months ended September 30, 2025 (Unaudited)

Cash Flows From Operating Activities:
Net increase in net assets resulting from operations	$191,534

Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchase of long-term investment securities	(18,200,383)
Sale of long-term investment securities	1,802,631
Net purchase of short-term investment securities	(4,058,181)
Amortization of premium and accretion of discount on investments, net	(1,254)
Net realized loss on investment transactions	91,204
Change in unrealized appreciation/depreciation on investments securities	(217,624)
Change in assets and liabilities:
Increase in receivable fund shares sold	(59,280)
Decrease in receivable from Adviser	319,536
Increase in dividends and interest receivable	(40,594)
Decrease in deferred offering cost	42,605
Increase in prepaid expenses	(50,863)
Increase in payable to Adviser	5,089
Decrease in payable to affiliates	(10,902)
Increase in payable for audit and tax	10,839
Decrease in accrued shareholder service fees	(150)
Decrease in accrued organizational costs	(168,407)
Decrease in accrued offering costs	(80,048)
Decrease in other accrued expenses	(21,844)
Net Cash Used for Operating Activities	(20,446,092)

Cash Flows From Financing Activities:
Proceeds from shares sold	19,862,487
Amount paid for shares repurchased	(81,449)
Distributions paid (net of reinvestments)	(48,530)
Net Cash Provided by Financing Activities	19,732,508

Net Change in Cash	(713,584)
Cash at Beginning of Year	713,584
Cash at End of Year	$—

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Financial Highlights

(For a share outstanding during the period)

	For the Six Months Ended September 30, 2025		For the Period Ended March 31, 2025(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.21		$10.00

Investment operations:
Net investment income	0.06		—	(b)
Net realized and unrealized gain (loss) on investments	(0.07	)(c)	0.21	(c)
Total from investment operations	(0.01)		0.21

Net investment income	(0.04)		—
Total distributions	(0.04)		—

Net asset value, end of period	$10.16		$10.21

Total Return(d)	(0.14	)%(e)	2.10	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$24,376		$4,451
Ratio of net expenses to average net assets	3.07	%(f)	2.99	%(f)
Ratio of gross expenses to average net assets before waiver	5.29	%(f)	44.13	%(g)
Ratio of net investment income (loss) to average net assets	1.20	%(f)	(0.16	)%(f)
Portfolio turnover rate	15	%(e)	—	%(e)

(a)	For the period December 27, 2024 (commencement of operations) to March 31, 2025.
(b)	Rounds to less than $0.01.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Annualized, with the exception of non recurring organizational and offering costs.

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements

September 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

OneAscent Capital Opportunities Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, diversified, closed-end management investment company. The Fund commenced operations on December 27, 2024. The investment objective of the Fund is to achieve a blended return of income and capital appreciation, with special consideration given to investments that it believes will make an impact based on its values driven investment philosophy. OneAscent Capital LLC (the “Adviser”) aims to achieve its objective by investing in a wide range of private markets through the dynamic use of its proprietary evaluation process, including through investment in private investment companies that invest primarily in private markets (“Underlying Funds”).

The Adviser serves as the Fund’s investment adviser. Bonaventure Capital, LLC and Investment Research Partners each serve as a sub-adviser to the Fund (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). The Adviser has entered into a sub-advisory agreement with each Sub-Adviser to provide ongoing research, opinions and recommendations of investments in private equity, venture capital, real estate and real assets, and private credit for the Fund. The Sub-Advisers are each paid a sub-advisory fee by the Adviser, not the Fund, for these services.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable NAV, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable net asset value (“NAV”), which is the minimum amount permitted. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer). A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares at any time prior to the day immediately preceding the first anniversary of the shareholder’s purchase of such shares.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Share Valuation – The NAV of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time). The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its dividends from net investment income at least quarterly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes.

Organizational and Offering Costs – The Adviser advanced all of the Fund’s organizational and initial offering costs and to be subsequently reimbursed by the Fund. Costs of $83,860 incurred in connection with the offering and initial registration of the Fund were deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations. As of September 30, 2025, there was $23,295 in unamortized offering costs remaining in the Fund. The Fund’s organizational costs of $168,407 have been expensed as incurred and are subject to the Fund’s Expense Limitation Agreement.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available (collectively, “Fair Valued Securities”), securities are valued at fair value as determined by the Adviser, in its capacity as the valuation designee (the “Valuation Designee”), pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. As the Valuation Designee, the Adviser acts under the Board’s oversight. The Valuation Designee’s fair valuation policies and procedures are approved by the Board. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Fair Valued Securities are difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Fair Valued Security issuer does not report a value to the Fund on a timely basis, the Valuation Designee determines the fair value of such Fair Valued Security based on the most recent value reported by the issuer of the Fair Valued Security, as well as any other relevant information available at the time the Fund values its investments. In the absence of specific transaction activity in a particular Fair Valued Security, the Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment in such Fair Valued Security at the NAV reported by the Fair Valued Security issuer at the time of valuation or to adjust the value to reflect a premium or discount.

Primary and secondary investments in Underlying Funds are generally valued based on the latest NAV reported by the Underlying Fund manager until the Fund receives additional information and as further adjusted as follows. The Valuation Designee will review any cash flows since the reference date of the last net asset value for a private fund reported by the Underlying Fund manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Underlying Fund manager. If applicable, the Valuation Designee will adjust, discount or otherwise modify any asset calculations in order to ensure that any valuations used in the Adviser’s internal valuation metrics and investor reporting reflect values consistent with the Adviser’s internal diligence. With respect to purchases or sales of secondary investments in Underlying Funds, the latest net asset value reported by the Underlying Fund manager may be further adjusted if the Valuation Designee determines that the price paid or received is representative of a transaction between willing parties at the time of the purchase or sale.

In addition to tracking the NAV plus related cash flows of such Underlying Funds, the Valuation Designee also intends to track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each Underlying Fund that is reasonably available at the time the Fund values its investments. The Valuation Designee considers such information and may conclude in certain circumstances that the information provided by the Underlying Fund manager does not represent the fair value of a particular asset held by an Underlying Fund. If the Valuation Designee concludes in good faith that the latest NAV reported by an Underlying Fund manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value), the Valuation Designee will recommend that the Fund make a corresponding adjustment to reflect the current fair value of such asset within such Underlying Fund. In determining the fair value of assets held by Underlying Funds, the Valuation Designee applies valuation methodologies as outlined herein.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Direct Investments in private companies are generally valued based on valuations performed by the company or general partner of the special purpose vehicle through which the investment is made. The Valuation Designee reviews such methodology in determining the fair value of a direct investment, and updates such fair value with relevant market information known to the Valuation Designee if the valuation provided to the Fund is deemed not current.

There is no single standard for determining fair value of a security. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated NAVs of the Fair Valued Securities’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security as well as overall market information and the prices of a group of similar assets. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence of Fair Valued Security investments, the Valuation Designee will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all Fair Valued Securities. However, it is anticipated that portfolio holdings and other value information of the Fair Valued Securities could be available on no more than a quarterly basis. Based on its review of all relevant information, the Valuation Designee may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Fair Valued Security does not represent the fair value of the Fund’s investment in such security. Private funds that invest primarily in publicly traded securities are more easily valued because the values of their underlying investments are based on market quotations. Determining fair value involves subjective judgments, and it is possible that the fair value determined by the Valuation Designee may differ materially from the value that could be realized upon the ultimate sale of the investment.

Listed securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. Investments in open-end investment companies, are generally priced at their reported NAV per share.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Private investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

	Valuation Inputs
Assets	Practical Expedient	Level 1	Level 2	Level 3	Total
Private Investments	$3,264,279	$—	$—	$7,600,000	$10,864,279
Exchange-Traded Funds	—	4,422,038	—	—	4,422,038
Closed-End Funds	2,081,982	445,013	—	—	2,526,995
Open-End Funds	—	2,345,829	—	—	2,345,829
Money Market Funds	—	4,058,181	—	—	4,058,181
Total	$5,346,261	$11,271,061	$—	$7,600,000	$24,217,322

*	The Fund held private investments with a fair value of $3,264,279 and closed-end funds of $2,081,982 that in accordance with GAAP, are valued at net asset value as a “practical expedient” and are excluded from the fair value hierarchy as of September 30, 2025.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of March 31, 2025	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfer in Level 3*	Transfer out Level 3*	Balance as of September 30, 2025
Private Investments	$—	$—	$—	$—	$5,600,000	$—	$—	$—	$5,600,000
Term Loans	—	—	—	—	2,000,000	—	—	—	$2,000,000
Total	$—	$—	$—	$—	$7,600,000	$—	$—	$—	$7,600,000

*	The amount of transfers in and/or out are reflected at the reporting period end.

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2025 was $0.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2025:

Level 3 Investment	Fair Value	Valuation Techniques	Unobservable Input	Range/Weighted Average	Impact to Valuation from an Increase in Input
Data Dasher, Inc	$1,000,000	Recent Transaction	Transaction Price	N/A	Increase
For Days, Inc.	1,000,000	Recent Transaction	Transaction Price	N/A	Increase
Immerse, Inc.	1,000,000	Recent Transaction	Transaction Price	N/A	Increase
Red Sea Science & Technology, Inc.	1,000,000	Recent Transaction	Transaction Price	N/A	Increase
Shyld AI, Inc.	600,000	Recent Transaction	Transaction Price	N/A	Increase
Tango Tango, Inc.	1,000,000	Recent Transaction	Transaction Price	N/A	Increase
Lotus Scrubs, Inc., 19.00%, 6/18/2028 (SOFR + 1550bps)	1,000,000	Recent Transaction	Transaction Price	N/A	Increase
Subsentio, Inc., 9.50%, 5/1/2033	1,000,000	Recent Transaction	Transaction Price	N/A	Increase
	$7,600,000

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2025:

	Redemption Frequency/ Expiration Date	Unfunded Commitments as of September 30, 2025
Highmount Opportunity I(1)	N/A	$556,969
Conductor Capital, LP(2)	N/A	242,500
The Passport Fund I, LLC(3)	N/A	-
Talanton Momentum Fund I, LP(4)	N/A	197,653
Sovereign’s Capital Clear, LP(5)	N/A	-
Hamilton Lane Private Secondaries Fund(6)	Monthly	-
Hamilton Lane Venture Capital Growth Fund(7)	Monthly	-
SunCap Growth Fund II(8)	N/A	$199,982
Total		$1,197,104

(1)	Growth oriented private equity fund investing into technology or technology-enabled companies with a management team closely aligned with values of the Adviser.
(2)	Venture debt fund for scaled, high growth technology companies seeking to provide capital to companies with strong cultural fit with their purpose and principles.
(3)	Private fund providing re-insurance coverage to insurance companies to support continued coverage for real estate holdings and customers.
(4)	Fund investing into early stage operating businesses in Africa that have strong faith and impact.
(5)	Majority recapitalization of a vertically integrated infrastructure services provider specializing in sitework, with diversified capabilities across civil earthworks, underground utilities, paving, wastewater treatment, specialty coatings, electrical services and heavy construction transportation.
(6)	Tender Offer fund with a private secondary portfolio seeking to deliver strong risk-adjusted return potential by purchasing assets in the value creation phase.
(7)	Tender Offer fund with exposure to direct co-investment and secondary market opportunities in Venture and Private Equity.
(8)	Real Estate Fund investing into industrial warehouses that provide access to affordable space for middle market businesses.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the management agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly. The Adviser is entitled to a management fee, which is calculated at an annual rate of 1.50% of the Fund’s average daily net assets.

The Adviser has retained sub-advisers to provide portfolio management and related services to the Fund. The Sub-Advisers receive a fee from the Adviser for these services.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

The Adviser and the Fund have entered into an expense limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least June 30, 2027, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board, and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days’ written notice to the Adviser.

Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. For the six months ended September 30, 2025, the Fund waived fees and reimbursed expenses in the amount of $183,221. The amount of organizational costs incurred prior to the commencement of operations, which were also reimbursed by the Adviser, amounted to $158,297. As of September 30, 2025, the Adviser may seek repayment of management fees and expense reimbursements no later than the dates below:

Recoverable Through
March 31, 2028	$324,658
September 30, 2028	183,221

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, transfer agent and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives fees from the Fund.

Under the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Fund are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

The Board supervises the business activities of the Fund. Each Trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 66.67% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee receives annual compensation, which is an established amount paid quarterly. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	Sales
$18,200,383	$1,802,631

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$223,721
Gross unrealized depreciation	(87,364)
Net unrealized appreciation on investments	$136,357
Tax cost of investments	$24,080,965

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

For the period ended September 30, 2025, the Fund reclassified $60,565 of paid-in capital against accumulated deficit on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

The tax character of distributions paid for the six month ended September 30, 2025 was as follows:

2025
Distributions paid from:
Ordinary income	$65,122
Total distributions paid	$65,122

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$90,161
Accumulated capital and other losses	(47,281)
Unrealized appreciation on investments	136,357
Total accumulated earnings	$179,237

As of September 30, 2025 the Fund had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $47,281 and $-, respectively.

NOTE 7. RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Investment Risk – An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Fund’s underlying assets, and the value of these assets and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

in the Fund’s shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends.

Private Funds Risk – The Fund’s performance depends in part upon the performance of the pooled investment vehicle managers and selected strategies, the adherence by such managers to such selected strategies, the instruments used by such managers and the Adviser’s ability to select pooled investment vehicle managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees, and expenses at the Fund level, and asset-based fees, incentive fees and allocations, and expenses at the pooled investment vehicle level.

The private funds in which the Fund invests are subject to risks associated with legal and regulatory changes applicable to financial institutions generally and to private funds in particular. The Fund may not be able to invest in certain private funds that are oversubscribed or closed, and the Fund may be able to allocate only a limited amount of assets to a pooled investment vehicle that has been identified as an attractive opportunity. The Fund’s investments in certain private funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest a substantial portion of its assets in private funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a pooled investment vehicle, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by certain private funds. To fund such capital calls, the Fund may maintain a sizeable cash position, which may result in lower returns. If the Fund does not maintain a sufficient cash position to fund capital calls, it may face the potential inability to fund capital contributions. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund to be subject to certain penalties from the pooled investment vehicle (including the forfeiture of a portion of the Fund’s capital contribution to such vehicle), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Pooled investment vehicle returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser or a Sub-Adviser, particularly during times of general market turmoil. A pooled investment vehicle manager may invest the pooled investment vehicle’s assets in securities of non-U.S. issuers, and

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

the Fund’s assets may be invested in private funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A pooled investment vehicle manager may focus primarily on a particular industry, which would subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A pooled investment vehicle manager may focus on a particular country or geographic region, which may subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A pooled investment vehicle manager may use derivatives for speculative or hedging purposes. A pooled investment vehicle may incur leverage for investment or other purposes, which may increase the volatility of the vehicle. A pooled investment vehicle manager may invest without limitation in restricted and illiquid securities.

Private funds might not be publicly traded and therefore would not be liquid investments. Please see “Liquidity Risk” for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the pooled investment vehicle manager to determine the value of the Fund’s investment in the vehicle. The valuation provided by the pooled investment vehicle manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the private funds, including any quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

In addition to valuation risk, an investor in a privately offered pooled investment vehicle is not entitled to the protections of the 1940 Act. For example, privately offered private funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, privately offered private funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Additionally, pooled investment vehicle managers may have limited operating histories upon which to evaluate their performance, and some pooled investment vehicle managers may not be registered under the Investment Advisers Act of 1940. Furthermore, some offered pooled investment vehicle managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of net profits (or more in certain limited circumstances), which may create incentives for these managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Certain private funds are subject to asset-specific risks.

Liquidity Risk

Shareholder Liquidity Risk – The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Fund Investments Liquidity Risk – The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund may invest without limit in securities that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

Some of the Fund’s private market investments are not readily marketable and may be subject to restrictions on resale. Such instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for such instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals and changes in market, political or other relevant circumstances, may cause some loans and other debt instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.

ETF Risk – The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Interest Rate Risk – Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV and total return to be reduced and fluctuate more than other types of investments.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

NOTE 8. RESTRICTED SECURITIES

As of September 30, 2025, the Fund was invested in the following restricted securities:

Issuer Description	Acquisition Date	% of Net Assets	Cost	Value
Private Investments
Data Dasher, Inc.	5/30/2025	4.10%	$1,000,000	$1,000,000
For Days, Inc.	9/10/2025	4.10%	1,000,000	1,000,000
Immerse, Inc.	6/30/2025	4.10%	1,000,000	1,000,000
Red Sea Science & Technology, Inc.	9/23/2025	4.10%	1,000,000	1,000,000
Shyld AI, Inc.	8/11/2025	2.46%	600,000	600,000
Tango Tango, Inc.	5/19/2025	4.10%	1,000,000	1,000,000
Conductor Capital LP	5/29/2025	1.03%	264,428	250,412
Highmount Opportunity Fund I, LP	4/17/2025	0.66%	193,031	161,502
Sovereign Capital Clear, LP	8/11/2025	4.10%	1,000,000	1,000,000
SunCap Growth Fund II	8/27/2025	3.28%	800,018	800,018
Talanton Momentum Fund	9/15/2025	0.21%	52,347	52,347
The Passport Fund I, LLC	6/30/2025	4.10%	1,000,000	1,000,000

Private Investment Loans
Lotus Scrubs, Inc., 19.00%, 6/18/2028 (SOFR + 1550bps)	8/18/2025	4.10%	995,377	1,000,000
Subsentio, Inc., 9.50%, 5/1/2033	6/30/2025	4.10%	973,877	1,000,000

NOTE 9. INDEMNIFICATIONS

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. REPURCHASE OFFERS

The Fund is a closed-end fund and, to provide liquidity to Shareholders, may from time to time offer to repurchase Shares in accordance with written tenders by Shareholders at those times, in those amounts and on such terms and conditions as the Board may determine in its sole discretion. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendation of the Adviser. The Adviser

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

September 30, 2025 (Unaudited)

currently expects to recommend to the Board that the Fund offer to repurchase up to 5% of the Fund’s outstanding Shares at the applicable NAV per share on a quarterly basis. However, the Fund is not required to conduct repurchase offers and may be less likely to do so during periods of exceptional market conditions. The decision to offer to repurchase Shares of the Fund is in the complete and absolute discretion of the Board. The Fund is not obligated to conduct a repurchase offer and may be less likely to do so during periods of exceptional market conditions.

During the six months ended September 30, 2025, the Board authorized and the Fund completed one quarterly repurchase offer. In this offer, the Fund offered to repurchase up to 5% of the net asset value of the Fund’s Shares as of the repurchase pricing dates. The results of those repurchase offers were as follows:

Repurchase Offer #1
Commencement date	April 18, 2025
Repurchase request deadline	May 16, 2025
Repurchase pricing date	June 30, 2025
Value of shares repurchased	$81,449
Shares repurchased	8,080

NOTE 11. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, Charles Schwab & Company, Inc. owned 99.36% of the Fund’s outstanding shares. As a result, Charles Schwab & Company, Inc. may be deemed to control the Fund.

NOTE 12. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 632-5139 or the Fund’s website at www.capital.oneascent.com.OACOX and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Kenneth G.Y. Grant, Chair Daniel J. Condon, Independent Trustee David R. Carson, Interested Trustee	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, Suite 2000 Cincinnati, OH 45202

INVESTMENT ADVISER OneAscent Capital, LLC 23 Inverness Center Parkway Birmingham, AL 35242	CUSTODIAN U.S. Bank 5065 Wooster Rd. Cincinnati, OH 45226

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

OneAscent Capital-SAR-25

(b)	Not applicable to Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Companies.

Not applicable to Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

None.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to Registrant.

(a)(3)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAscent Capital Opportunities Fund

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/5/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	12/5/2025